Personnel expenses - Reconciliation of pension liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Balance at beginning of the period	kr 10	kr 8	kr 57
Net periodic pension cost	3	4	6
Contributions by the employer	(14)	(7)	(10)
Net pension payments	(1)	(1)	(2)
Revaluations recognized in other comprehensive income	9	6	(43)
Balance at end of the period	kr 7	kr 10	kr 8